Property and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,302	$ 4,851	$ 6,697